Cover	Apr. 29, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39736
Entity Registrant Name	NuScale Power Corporation
Entity Central Index Key	0001822966
Entity Tax Identification Number	98-1588588
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6650 SW Redwood Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97224
City Area Code	971
Local Phone Number	371-1592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Spring Valley Acquisition Corp
Class A common stock, $0.0001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SMR
Security Exchange Name	NYSE
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	SMR WS
Security Exchange Name	NYSE
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1675
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201